Note 21 - Assets Classified as Held for Sale (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 0	$ 8,214	$ 0
Goodwill at end of period	17,697	18,269	25,794	$ 21,919
Total intangible assets other than goodwill	24,478	21,308	21,151
Total property, plant and equipment	3,742	3,743	$ 2,575
Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Goodwill at end of period	0	5,289
Total intangible assets other than goodwill	0	2,056
Total property, plant and equipment	0	629
Total trade and other receivables	$ 0	239
Disposal groups classified as held for sale [member] | Kenshaw Electrical Pty Limited [Member]
Statement Line Items [Line Items]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners		8,200
Goodwill at end of period		5,300
Total intangible assets other than goodwill		2,100
Total property, plant and equipment		600
Total trade and other receivables		$ 200